Nicholas II, Inc.

                                                  5/27/99

Dear Fellow Shareholders:

     The last six months ended March 31, 1999 witnessed a continuation of the bear market in small company stocks which began in April 1998. In fact, the first three months of 1999 was one of the worst quarters of relative performance as compared to large company stocks I have observed in my career at Nicholas Company. The bright spot, however, is small company stocks have bounced back since March 31. In the six-week period from March 31 to May 14, 1999, the Russell 2000, a small company index, returned 11.4% while the Standard & Poor's 500 returned only 4.2%.
We continue to believe there are still many opportunities in small companies due to their low valuations and strong fundamentals.

     Returns for Nicholas II and selected indices are provided in the chart below for the periods ended March 31, 1999.


                                                   Average Annual Total Return*
                                                 ----------------------------------------
                                    6 Months  1 Year    5 Years  10 Years   15 Years
                                    --------  ------    -------  -------    --------
     Nicholas II, Inc.
       (Distributions Reinvested)   11.00%   (8.24)%   17.99%    14.15%    15.68%
     Lipper Mid Cap Fund Objective**
       (Distributions Reinvested)   22.63%    0.19%    15.78%    14.55%    13.59%
     Russell 2000 Index
       (Dividends Reinvested)       10.01%  (16.26)%   11.22%    11.46%    11.32%
     Standard & Poor's 500 Index
       (Dividends Reinvested)
     Ending value of $10,000        27.34%   18.47%    26.23%    18.96%    18.47%
       invested in Nicholas II
       (Distributions Reinvested)  $11,100   $9,176   $22,869   $37,578   $88,848

     Long-term absolute performance has been satisfactory considering Nicholas II has been primarily invested in small- to mid-cap companies and currently has approximately 22% in small companies and 67% in smaller-sized mid-cap companies, as defined by Morningstar. The Fund's short-term performance, relative to other indices, has been affected by an underlying weakness in the overall market. This weakness has been masked by a small number of securities such as Microsoft, Cisco, America Online, and other speculative internet stocks which have inflated overall market performance. Our philosophy prevents us from owning these very speculative types of companies. Yahoo!, eBay and Amazon.com, which have not made money and may never make money in our opinion, trade at such high valuation levels that at the very least peak our curiosity. The performance of these stocks, on average, was up 57.9% for first quarter of 1999, and has skewed small and mid-cap indices.
Highflying Internet stocks have significantly driven the performance of these indices.

     Nicholas II's first quarter performance was also affected by our exposure to healthcare service stocks such as Health Management Associates and HCR ManorCare. Fear of reimbursement issues and government investigations have caused these solid companies to be down on average 33.0% in the first quarter of 1999. We still believe in the long-term need for the hospital and nursing home industries and these two companies in particular.

     Finally, I want to address short-term performance. Because our philosophy of investing has a contrarian element (straw hats are cheaper in winter), there will be periods of time when the fund may underperform. If we are right by adhering to our philosophy and buying out-of-favor companies, such as Health Management Associates and HCR ManorCare, we will be positioned to outperform in the long-term.

     Although it has been somewhat difficult in the short-term for value focused managers who invest in smaller-sized mid-cap companies, we will continue to practice our time-honored approach to investing, and feel the rewards will be forthcoming just as they have been in the past.



                                  Sincerely,

                              /S/ David O. Nicholas
                                  -----------------
                                  David O. Nicholas
                                  Portfolio Manager


* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

**Based on Lipper Investment objective performance summary for all mid cap funds followed by Lipper Analytical
Services, Inc.

Financial Highlights
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                           Six Months
                                             Ended
                                            March 31,                 Year ended September 30,
                                              1999       --------------------------------------------------------
                                           (unaudited)       1998       1997       1996       1995       1994
                                           -----------      ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD         $34.78         $40.65     $33.34     $30.07     $26.71     $26.94

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)...........      (.01)           .13        .08        .10        .24        .21
  Net gains (losses) on securities
     (realized and unrealized)...........      3.84           (.69)     10.47       5.84       5.22       1.23
                                             ------         ------     ------     ------     ------     ------
   Total from investment operations......      3.83           (.56)     10.55       5.94       5.46       1.44
                                             ------         ------     ------     ------     ------     ------
  LESS DISTRIBUTIONS:
  Dividends (from net
     investment income)..................      (.13)          (.08)      (.08)      (.18)      (.21)      (.20)
  Distributions (from capital gains).....     (4.01)         (5.23)     (3.16)     (2.49)     (1.89)     (1.47)
                                             ------         ------     ------     ------     ------     ------
     Total distributions.................     (4.14)         (5.31)     (3.24)     (2.67)     (2.10)     (1.67)
                                             ------         ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD...........    $34.47         $34.78     $40.65     $33.34     $30.07     $26.71
                                             ------         ------     ------     ------     ------     ------
                                             ------         ------     ------     ------     ------     ------

TOTAL RETURN.............................    11.00%**      (1.66)%     34.94%     21.35%     22.39%      5.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).....  $1,025.4         $960.0     $994.4     $774.8     $682.2     $624.7
Ratio of expenses to average net assets..      .62%*          .59%       .61%       .62%       .66%       .67%
Ratio of net investment income (loss)
  to average net assets..................    (.07)%*          .33%       .23%       .29%       .68%       .72%
Portfolio turnover rate..................    24.51%*        20.47%     30.21%     24.47%     19.63%     17.38%

  *Annualized.
 **Not annualized.

            The accompanying notes to financial statements are an
                  integral part of these statements.

-------------------------------------------------------------------------------
Top Ten Portfolio Holdings
March 31, 1999 (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                            Percentage of
                                                             Net Assets
                                                          ----------------
Fiserv, Inc. .............................................      5.04%
Mutual Risk Management Ltd. ..............................      4.62%
Tootsie Roll Industries, Inc. ............................      4.51%
General Motors Corporation - Class H .....................      3.66%
Protective Life Corporation ..............................      3.29%
Marshall & Ilsley Corporation ............................      2.85%
Health Management Associates, Inc. - Class A .............      2.81%
Expeditors International of Washington, Inc. .............      2.68%
Fifth Third Bancorp ......................................      2.36%
Select Appointments (Holdings) Public Limited Company ....      2.34%
                                                               -------
          Total of top ten portfolio holdings                  34.16%
                                                               -------
                                                               -------

Schedule of Investments
March 31, 1999 (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

   Shares or                                        Quoted
   Principal                                        Market
   Amount                                           Value
  -----------                                    ------------
                                                 (Note 1 (a))
COMMON STOCKS - 94.11%
            Banks and Finance - 9.04%
    653,483 Associated Banc-Corp ............. $   20,870,613
    367,030 Fifth Third Bancorp ..............     24,201,041
     17,706 First National Bank
             of Anchorage (The) ..............     18,414,240
    527,900 Marshall & Ilsley Corporation ....     29,265,456
                                               --------------
                                                   92,751,350
                                               --------------
            Business Services - 13.87%
    377,500 Checkfree Holdings Corporation * .     16,067,344
    963,750 Fiserv, Inc. * ...................     51,681,094
    466,062 G&K Services, Inc. - Class A .....     21,526,238
    480,000 Keane, Inc. * ....................     10,230,000
    900,000 Select Appointments (Holdings)
             Public Limited Company ..........     24,018,750
  1,294,500 Thermo Instrument Systems Inc. * .     18,689,344
                                               --------------
                                                  142,212,770
                                               --------------
            Consumer Products
             and Services - 3.73%
    313,850 Newell Rubbermaid, Inc. ..........     14,907,875
    171,985 Quintiles Transnational Corp. * ..      6,492,434
    822,900 Thermedics Inc. * ................      5,811,731
    351,200 Valspar Corporation (The) ........     11,084,750
                                               --------------
                                                   38,296,790
                                               --------------
            Food and Beverage - 5.03%
  1,003,123 Tootsie Roll Industries, Inc. ....     46,206,353
    115,000 U.S. Foodservice * ...............      5,347,500
                                               --------------
                                                   51,553,853
                                               --------------
            Health Care Products - 7.73%
    340,000 BioChem Pharma Inc. *  ...........      7,246,250
    170,000 Biogen, Inc. * ...................     19,433,125
    136,200 Elan Corporation PLC *  ..........      9,499,950
    262,000 Forest Laboratories, Inc. * ......     14,770,250
    162,545 Medtronic, Inc. ..................     11,662,604
    389,650 Trex Medical Corporation * .......      2,435,312
    321,166 Watson Pharmaceuticals, Inc. * ...     14,171,450
                                               --------------
                                                   79,218,941
                                               --------------
            Health Care Services - 11.34%
    792,200 Boron, LePore
             & Associates, Inc. * + ..........      8,219,075
    257,168 Cardinal Health, Inc. ............     16,973,088
    752,750 HCR Manor Care, Inc. * ...........     17,172,109
  2,362,183 Health Management Associates,
             Inc. - Class A * ................     28,789,105
    674,000 Omnicare, Inc. ...................     12,848,125
    506,400 Patterson Dental Company * .......     21,901,800
  1,033,750 Quorum Health Group, Inc. * ......     10,337,500
                                               --------------
                                                  116,240,802
                                               --------------
            Industrial Products
             and Services - 8.87%
    600,000 Fastenal Company .................     21,037,500
    939,750 General Cable Corporation ........      9,926,109
  1,137,400 Republic Services, Inc. * ........     18,411,663
    985,100 Superior Services, Inc. * ........     19,517,294
    881,300 Sybron International
             Corporation * ...................     22,032,500
                                               --------------
                                                   90,925,066
                                               --------------
            Insurance - 8.84%
    407,500 Liberty Financial
             Companies, Inc. .................      9,601,719
  1,238,400 Mutual Risk Management Ltd.  .....     47,368,800
    890,000 Protective Life Corporation ......     33,708,750
                                               --------------
                                                   90,679,269
                                               --------------
            Media, Communications
             and Entertainment - 13.95%
  1,448,400 Artesyn Technologies, Inc. * .....     17,923,950
    743,100 General Motors
             Corporation - Class H * .........     37,480,106
    325,000 International Speedway
             Corporation - Class A ...........     17,143,750
     50,000 Jacor Communications, Inc. * .....      3,800,000
    505,000 PanAmSat Corporation * ...........     15,718,125
    222,000 Penske Motorsports, Inc. * .......      7,825,500
    283,795 Qwest Communications
             International Inc. * ............     20,459,860
    134,300 Univision Communications Inc. * ..      6,715,000
    447,500 USA Networks, Inc. * .............     16,026,094
                                               --------------
                                                  143,092,385
                                               --------------
            Real Estate - 1.61%
    762,125 Prison Realty Corporation ........     13,289,555
    531,346 Ventas, Inc. * ...................      3,188,076
                                               --------------
                                                   16,477,631
                                               --------------
            Retail Trade - 5.57%
    735,000 AutoZone, Inc. * .................     22,325,625
    289,948 CVS Corporation ..................     13,772,530
    157,800 Kohl's Corporation * .............     11,184,075
    220,000 O'Reilly Automotive, Inc. * ......      9,845,000
                                               --------------
                                                   57,127,230
                                               --------------
            Transportation - 4.53%
    508,000 Expeditors International
             of Washington, Inc. .............     27,432,000
  1,250,892 Heartland Express, Inc. * ........     18,997,922
                                               --------------
                                                   46,429,922
                                               --------------
              TOTAL COMMON STOCKS
               (cost $580,652,500) ...........    965,006,009
                                               --------------

CONVERTIBLE BOND - 0.41%
            Health Care Services - 0.41%
 $6,750,000 Emeritus Corporation
             6.25%, due January 1, 2006
              (cost $5,730,500) ..............      4,201,875
                                               --------------
SHORT-TERM INVESTMENTS - 5.38%
            Commercial Paper - 5.29%
  3,000,000 Cox Enterprises, Inc.
             5.00%, due April 1, 1999 ........      3,000,000
  3,750,000 Tyco International Group S.A.
             5.00%, due April 6, 1999 ........      3,747,396
  1,905,000 Briggs & Stratton Corporation
             5.05%, due April 8, 1999 ........      1,903,129
  2,000,000 Banta Corporation
             5.05%, due April 12, 1999 .......      1,996,914
  1,260,000 Fiserv, Inc.
             5.05%, due April 12, 1999 .......      1,258,056
  2,500,000 Briggs & Stratton Corporation
             5.05%, due April 14, 1999 .......      2,495,441
  2,000,000 Briggs & Stratton Corporation
             5.05%, due April 15, 1999 .......      1,996,072
  2,750,000 Tyco International Group S.A.
             5.03%, due April 16, 1999 .......      2,744,236
  4,220,000 Lockheed Martin Corporation
             5.01%, due April 16, 1999 .......      4,211,191
  2,500,000 Lockheed Martin Corporation
             5.00%, due April 20, 1999 .......      2,493,403
  9,000,000 Tyson Foods, Inc.
             5.00%, due April 22, 1999 .......      8,973,750
  1,500,000 WICOR Industries, Inc.
             5.05%, due April 22, 1999 .......      1,495,581
  3,750,000 MCI WorldCom, Inc.
             4.98%, due April 26, 1999 .......      3,737,031
  2,500,000 MCI WorldCom, Inc.
             4.98%, due April 28, 1999 .......      2,490,663
  6,250,000 Lockheed Martin Corporation
             4.98%, due April 30, 1999 .......      6,224,927
  2,000,000 Manpower Inc.
             5.05%, due May 3, 1999 ..........      1,991,022
  1,500,000 Quad/Graphics, Inc.
             5.05%, due May 5, 1999 ..........      1,493,267
  2,000,000 Quad/Graphics, Inc.
             5.05%, due May 7, 1999 ..........      1,989,900
                                               --------------
                                                   54,241,979
                                               --------------
            Variable Rate Demand Notes - 0.09%
    556,000 Warner-Lambert Company,
             4.55%, due April 1, 1999 ........        556,000
    358,451 Wisconsin Electric Power Company,
             4.55%, due April 1, 1999 ........        358,451
                                               --------------
                                                      914,451
                                               --------------
              TOTAL SHORT-TERM
               INVESTMENTS
               (cost $54,965,066) ............     55,156,430
                                               --------------
              TOTAL INVESTMENTS
               (cost $641,348,066) ...........  1,024,364,314
                                               --------------
            CASH AND RECEIVABLES,
              NET OF LIABILITIES - 0.10% .....      1,079,419
                                               --------------
              TOTAL NET ASSETS (Basis of
               percentages disclosed above) .. $1,025,443,733
                                               --------------
                                               --------------

 * Nondividend paying security.
 + This company is affiliated with the Fund as defined in Section 2(a)(3) of the Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 5)

       The accompanying notes to financial statements are an integral part of this schedule.


Statement of Assets and Liabilities
March 31, 1999 (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

ASSETS:
     Investments in securities at market value (Note 1 (a))--
          Nonaffiliated issuers (cost $626,464,156)-see accompanying schedule of investments ... $1,016,145,239
          Affiliated issuers (cost $14,883,910)-see accompanying schedule of investments (Note 5)     8,219,075
                                                                                                 --------------
               Total investments ...............................................................  1,024,364,314
                                                                                                 --------------
     Receivables --
          Investment securities sold ...........................................................      1,551,402
          Dividends and interest ...............................................................        308,642
                                                                                                 --------------
               Total receivables ...............................................................      1,860,044
                                                                                                 --------------
               Total assets ....................................................................  1,026,224,358
                                                                                                 --------------

LIABILITIES:
     Payables --
          Investment securities purchased ......................................................        224,386
          Management fee (Note 2) ..............................................................        460,547
          Other payables and accrued expenses ..................................................         95,692
                                                                                                 --------------
                     Total liabilities .........................................................        780,625
                                                                                                 --------------
                     Total net assets .......................................................... $1,025,443,733
                                                                                                 --------------
                                                                                                 --------------

NET ASSETS CONSIST OF:
     Fund shares issued and outstanding ........................................................ $  591,268,160
     Net unrealized appreciation on investments (Note 3) .......................................    382,824,884
     Accumulated undistributed net realized gains on investments ...............................     52,220,173
     Accumulated undistributed net (loss) ......................................................       (869,484)
                                                                                                 --------------
                                                                                                 $1,025,443,733
                                                                                                 --------------
                                                                                                 --------------

NET ASSET VALUE PER SHARE ($.01 par value, 200,000,000 shares authorized), offering price and redemption price ($1,025,443,733 / 29,750,329 shares
     outstanding) ..............................................................................         $34.47
                                                                                                         ------
                                                                                                         ------


               The accompanying notes to financial statements
                   are an integral part of this statement.

Statement of Operations
For the six months ended March 31, 1999 (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

INCOME:
    Interest .................................................    $  2,019,254
    Dividends ................................................         848,987
                                                                  ------------
                                                                     2,868,241
                                                                  ------------

EXPENSES:
    Management fee (Note 2) ..................................       2,680,435
    Transfer agent fees ......................................         277,691
    Registration fees ........................................          70,936
    Legal fees ...............................................          56,699
    Postage and mailing fees .................................          46,964
    Printing fees ............................................          29,350
    Custodian fees ...........................................          25,097
    Insurance fees ...........................................           8,463
    Directors' fees ..........................................           7,500
    Telephone fees ...........................................           4,579
    Audit and tax consulting fees ............................           1,225
    Other operating expenses .................................           2,680
                                                                  ------------
                                                                     3,211,619
                                                                  ------------
          Net (loss) .........................................        (343,378)
                                                                  ------------


NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
    Nonaffiliated issuers ....................................      64,105,889
    Affiliated issuers (Note 5) ..............................      (1,679,702)
                                                                  ------------
                                                                    62,426,187
                                                                  ------------

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS ......       43,798,582
                                                                  ------------
          Net gains on investments ..........................      106,224,769
                                                                  ------------
          Net increase in net assets resulting from operations    $105,881,391
                                                                  ------------
                                                                  ------------

           The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended March 31, 1999
(unaudited) and the year ended September 30, 1998
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                                             1999                 1998
                                                                       ---------------        ------------
OPERATIONS:
    Net investment income (loss) ..................................... $     (343,378)        $  3,535,098
    Net realized gains on investments ................................     62,426,187          100,477,543
    Net increase (decrease) in unrealized appreciation on investments      43,798,582         (122,367,451)
                                                                       --------------         ------------
             Net increase (decrease) in net assets
               resulting from operations..............................    105,881,391          (18,354,810)
                                                                       --------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
      ($0.1337 and $0.0810 per share, respectively) ..................     (3,694,992)          (1,981,807)
    Distributions from net realized gains on investment transactions
      ($4.0049 and $5.2282 per share, respectively) ..................   (110,681,240)        (127,849,595)
                                                                       --------------         ------------
            Total distributions.......................................   (114,376,232)        (129,831,402)
                                                                       --------------         ------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (2,383,901 and 4,358,514
      shares, respectively) ..........................................     85,688,867          173,967,874
    Net asset value of shares issued in distributions to shareholders
      (3,119,952 and 3,389,898 shares, respectively) .................    107,638,329          120,442,883
    Cost of shares redeemed (3,359,609 and 4,605,308 shares,
      respectively) ..................................................   (119,418,547)        (180,575,245)
                                                                       --------------         ------------
             Increase in net assets derived from capital
               share transactions ....................................     73,908,649          113,835,512
                                                                       --------------         ------------
             Total increase (decrease) in net assets .................     65,413,808          (34,350,700)
                                                                       --------------         ------------

NET ASSETS, at the beginning of the period (including undistributed net
  investment income of $3,168,886 and $1,615,595, respectively) ......    960,029,925          994,380,625
                                                                       --------------         ------------

NET ASSETS, at the end of the period (including undistributed net
  investment income (loss) of $(869,484) and $3,168,886, respectively) $1,025,443,733         $960,029,925
                                                                       --------------        -------------
                                                                       --------------        -------------


             The accompanying notes to financial statements
                are an integral part of these statements.

Notes to Financial Statements
March 31, 1999 (unaudited)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

(1) Summary of Significant Accounting Policies --
    Nicholas II, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is growth in which income is a secondary consideration. To achieve its objective, the Fund invests in a diversified list of common stocks having growth potential. The following is a summary of the significant accounting policies of the Fund.

    (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Most debt securities, excluding short-term investments, are valued at current evaluated bid price. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are generally recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for federal income tax purposes.

    (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific certificates.

    (c) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

    (d) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

    (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on 1/16th of 1% (.75 of 1% on an annual basis) of the average net asset value up to and including $50 million, 1/20th of 1% (.60 of 1% on an annual basis) of the average net asset value over $50 million up to and including $100 million and 1/24th of 1% (.50 of 1% on an annual basis) of the average net asset value in excess of $100 million. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. This advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --
    Aggregate gross unrealized appreciation (depreciation) as of March 31, 1999, based on investment cost for federal tax purposes is as follows:

       Aggregate gross unrealized appreciation on investments.. $489,573,365 Aggregate gross unrealized depreciation on investments.. (106,748,481)
                                                                ------------
           Net unrealized appreciation ........................ $382,824,884
                                                                ------------
                                                                ------------

(4) Investment Transactions --
    For the period ended March 31, 1999, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $119,297,129 and $175,977,956, respectively.

(5) Transactions with Affiliates --
    Following is an analysis of transactions with "affiliated companies" for the six months ended March 31, 1999, as defined by the Investment Company Act of 1940:

                                                                                         Amount of
                                                                                        Capital Gain/
                                                                                       (Loss) Realized
                                                       Share Activity                     on Sale
                                         --------------------------------------------    of Shares
                                           Balance                           Balance     in Fiscal
    Security Name                          9/30/98   Purchases     Sales     3/31/99       1999
    -------------                         --------   ---------     -----     -------    -----------
Emeritus Corporation (a)................  621,000       ---       621,000      ---      $(1,679,702)
Boron, LePore & Associates, Inc. .......    ---       792,200       ---      792,200        ---
                                                                                         -----------
                                                                                        $(1,679,702)
                                                                                         -----------
                                                                                         -----------
(a) As of March 31, 1999 the Fund is no longer affiliated with this company.

Historical Record (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                               Net Investment                        Dollar         Growth of
                                  Net             Income       Capital Gain         Weighted        An Initial
                               Asset Value     Distributions   Distributions     Price/Earnings      $10,000
                                Per Share        Per Share       Per Share          Ratio**        Investment***
                               -----------     --------------  -------------     --------------     ----------
October 17, 1983*               $10.00            $  ---          $  ---             ---              $10,000
September 30, 1986...........    16.90             0.1630          0.0610            15.0 times        17,581
September 30, 1987...........    21.01             0.4200          0.5130            20.9              23,108
September 30, 1988...........    18.58             0.3380          1.3030            15.0              22,766
September 30, 1989...........    21.76             0.3350          0.0800            17.1              27,291
September 30, 1990...........    17.39             0.3124          0.6686            14.8              22,888
September 30, 1991...........    23.87             0.3422          0.1434            17.8              32,250
September 30, 1992...........    24.53             0.2447          0.4042            17.3              34,052
September 30, 1993...........    26.94             0.2350          0.8000            18.1              38,885
September 30, 1994...........    26.71             0.2000          1.4700            18.5              41,020
September 30, 1995...........    30.07             0.2056          1.8944            20.8              50,205
September 30, 1996...........    33.34             0.1750          2.4979            28.9              60,922
September 30, 1997...........    40.65             0.0779          3.1621            31.4              82,206
September 30, 1998...........    34.78             0.0810          5.2282            28.6              80,845
March 31, 1999...............    34.47             0.1337 (a)      4.0049 (a)        29.1              89,736


  *Date of Initial Public Offering.                             (a) Paid December 31, 1998 to shareholders of
 **Based on latest 12 months accomplished earnings.                 record December 22, 1998.
***Assuming reinvestment of all distributions.

  Range in quarter end price/earnings ratios
        High                          Low
--------------------      ---------------- -------
March 31, 1998  32.9      September 30, 1985  11.7

AUTOMATIC INVESTMENT PLAN - AN UPDATE (UNAUDITED)

The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods (5 years or more) so that investments are made through several market cycles. The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.

                                                                           Nicholas II
                                                                   ______________________________
     $1,000 initial investment on                                    10/17/83*       3/31/89
     Number of years of investing $100
          each month following the date of initial investment            15.5           10
     Total cash invested                                              $ 19,600       $13,000
     Total dividends and capital gains reinvested                     $ 32,358       $11,654
     Total full shares owned 3/31/99                                     2,110           879
     Total market value on 3/31/99                                    $ 72,726       $30,304

The results above assume purchase on the last day of the month. The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor). Total market value includes reinvestment of all distributions.

* Date of Initial Public Offering.


NICHOLAS FAMILY OF FUNDS
Services Offered
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* IRAs
        *Traditional    *Educational
        *Roth           *SEP

*Self-employed Master Retirement Plan
        *Money Purchase *Profit Sharing

*Automatic Investment Plan

*Direct Deposite of Distributions

*Systematic Withdrawl Plan

*Monthly Automatic Exchange between Funds

*Telephone Redemption (Regular accounts only)

*Telephone Exchange

*24-hour Automated Account Information (800-544-6547)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds.

                         800-227-5987

                   Officers and Directors

                   ALBERT O. NICHOLAS
                   President and Director

                   ROBERT H. BOCK
                   Director

                   MELVIN L. SCHULTZ
                   Director

                   RICHARD SEAMAN
                   Director

                   DAVID L. JOHNSON
                   Executive Vice President

                   THOMAS J. SAEGER
                   Executive Vice President and Secretary

                   DAVID O. NICHOLAS
                   Senior Vice President

                   LYNN S. NICHOLAS
                   Senior Vice President

                   JEFFREY T. MAY
                   Senior Vice President and Treasurer

                   MARK J. GIESE
                   Vice President

                   CANDACE L. LESAK
                   ice President

                   TRACY C. EBERLEIN
                   Assistant Vice President

                   KATHLEEN A. EVANS
                   Assistant Vice President

                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987

                           Transfer Agent
                   FIRSTAR MUTUAL FUND SERVICES, LLC
                        Milwaukee, Wisconsin
                    414-276-0535 or 800-544-6547

                               Custodian
                      FIRSTAR BANK MILWAUKEE, N.A.
                        Milwaukee, Wisconsin

                               Auditors
                          ARTHUR ANDERSEN LLP
                          Milwaukee, Wisconsin

                               Counsel
                      MICHAEL, BEST & FRIEDRICH LLP
                          Milwaukee, Wisconsin
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        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.